Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 780	€ 1,435
Additions / (redemptions)	(490)	(605)
Net exchange differences	40	(52)
Ending balance	330	780
Current	83	520
Non-current	€ 246	€ 260